Fair Value (Assets and Liabilities Measured at Fair Value by Level on Recurring Basis) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2017		Mar. 31, 2016
Assets:
Trading account assets, Trading derivative assets	[1],[2],[3]	¥ 18,835,000		¥ 21,509,000
Investment securities, Available-for-sale securities		39,090,099		41,226,231
Liabilities:
Trading account liabilities, Trading derivative liabilities	[1],[2],[3]	18,562,000		20,818,000
Obligation to return securities received as collateral		3,516,232		1,919,066
Interest Rate Contracts [Member]
Assets:
Trading account assets, Trading derivative assets	[1],[2],[3]	14,242,000		16,491,000
Liabilities:
Trading account liabilities, Trading derivative liabilities	[1],[2],[3]	14,328,000		16,278,000
Foreign Exchange Contracts [Member]
Assets:
Trading account assets, Trading derivative assets	[1],[2],[3]	4,301,000		4,696,000
Liabilities:
Trading account liabilities, Trading derivative liabilities	[1],[2],[3]	4,084,000		4,335,000
Equity Contracts [Member]
Assets:
Trading account assets, Trading derivative assets	[1],[2],[3]	188,000		183,000
Liabilities:
Trading account liabilities, Trading derivative liabilities	[1],[2],[3]	182,000		212,000
Commodity Contracts [Member]
Assets:
Trading account assets, Trading derivative assets	[1],[2],[3]	35,000		75,000
Liabilities:
Trading account liabilities, Trading derivative liabilities	[1],[2],[3]	31,000		71,000
Credit Derivatives [Member]
Assets:
Trading account assets, Trading derivative assets	[1],[2],[3]	67,000		61,000
Liabilities:
Trading account liabilities, Trading derivative liabilities	[1],[2],[3]	58,000		54,000
Debt Securities [Member] | Japanese National Government and Japanese Government Agency Bonds [Member]
Assets:
Investment securities, Available-for-sale securities		25,826,288		29,127,841
Debt Securities [Member] | Japanese Prefectural and Municipal Bonds [Member]
Assets:
Investment securities, Available-for-sale securities		1,015,489		454,998
Debt Securities [Member] | Foreign Governments and Official Institutions Bonds [Member]
Assets:
Investment securities, Available-for-sale securities		2,149,929		2,074,068
Debt Securities [Member] | Corporate Bonds [Member]
Assets:
Investment securities, Available-for-sale securities		1,141,732		1,023,280
Debt Securities [Member] | Residential Mortgage-backed Securities [Member]
Assets:
Investment securities, Available-for-sale securities		1,188,918		886,752
Debt Securities [Member] | Commercial Mortgage-backed Securities [Member]
Assets:
Investment securities, Available-for-sale securities		80,268		190,129
Debt Securities [Member] | Asset-backed Securities [Member]
Assets:
Investment securities, Available-for-sale securities		1,378,272		1,666,782
Debt Securities [Member] | Other Debt Securities [Member]
Assets:
Investment securities, Available-for-sale securities		170,789	[4]	182,785	[5]
Marketable Equity Securities [Member]
Assets:
Investment securities, Available-for-sale securities		6,138,414		5,619,596
Fair Value, Measurements, Recurring [Member]
Assets:
Trading account assets, Trading securities	[6]	22,473,781		29,313,689
Trading account assets, Trading derivative assets		18,833,118		21,499,772
Investment securities, Available-for-sale securities		39,090,099		41,226,231
Investment securities, Other investment securities		26,292		24,689
Others	[7],[8]	495,006		401,518
Assets at fair value, Total		80,918,296		92,465,899
Liabilities:
Trading account liabilities, Trading securities sold, not yet purchased		129,684		77,457
Trading account liabilities, Trading derivative liabilities		18,660,449		20,947,555
Obligation to return securities received as collateral		3,516,232		1,919,066
Others	[9]	405,156		492,618
Liabilities at fair value, Total		22,711,521		23,436,696
Fair Value, Measurements, Recurring [Member] | Real Estate Funds [Member]
Assets:
Investment securities valued at net asset value		41		1,905
Unfunded commitments related to equity securities
Fair Value, Measurements, Recurring [Member] | Private Equity Funds [Member]
Assets:
Investment securities valued at net asset value		119		1,878
Unfunded commitments related to equity securities				104
Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Assets:
Trading account assets, Trading securities	[6]	10,646,728		19,191,424
Trading account assets, Trading derivative assets		112,687		100,689
Investment securities, Available-for-sale securities		30,214,302		32,836,477
Others	[7],[8]	453,214		388,577
Assets at fair value, Total		41,426,931		52,517,167
Liabilities:
Trading account liabilities, Trading securities sold, not yet purchased		128,292		71,995
Trading account liabilities, Trading derivative liabilities		135,342		110,601
Obligation to return securities received as collateral		3,423,936		1,840,584
Liabilities at fair value, Total		3,687,570		2,023,180
Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities	[6]	11,027,560		9,242,319
Trading account assets, Trading derivative assets		18,619,331		21,282,170
Investment securities, Available-for-sale securities		8,538,271		8,014,480
Others	[7],[8]	37,942		12,095
Assets at fair value, Total		38,223,104		38,551,064
Liabilities:
Trading account liabilities, Trading securities sold, not yet purchased		1,392		5,462
Trading account liabilities, Trading derivative liabilities		18,461,252		20,751,295
Obligation to return securities received as collateral		92,296		78,482
Others	[9]	376,724		502,439
Liabilities at fair value, Total		18,931,664		21,337,678
Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading securities	[6]	799,493		879,946
Trading account assets, Trading derivative assets		101,100		116,913
Investment securities, Available-for-sale securities		337,526		375,274
Investment securities, Other investment securities		26,292		24,689
Others	[7],[8]	3,850		846
Assets at fair value, Total		1,268,261		1,397,668
Liabilities:
Trading account liabilities, Trading derivative liabilities		63,855		85,659
Others	[9]	28,432		(9,821)
Liabilities at fair value, Total		92,287		75,838
Fair Value, Measurements, Recurring [Member] | Interest Rate Contracts [Member]
Assets:
Trading account assets, Trading derivative assets		14,240,035		16,482,043
Liabilities:
Trading account liabilities, Trading derivative liabilities		14,304,615		16,275,615
Fair Value, Measurements, Recurring [Member] | Interest Rate Contracts [Member] | Level 1 [Member]
Assets:
Trading account assets, Trading derivative assets		27,321		17,567
Liabilities:
Trading account liabilities, Trading derivative liabilities		45,539		8,969
Fair Value, Measurements, Recurring [Member] | Interest Rate Contracts [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading derivative assets		14,174,526		16,414,291
Liabilities:
Trading account liabilities, Trading derivative liabilities		14,249,439		16,254,674
Fair Value, Measurements, Recurring [Member] | Interest Rate Contracts [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading derivative assets		38,188		50,185
Liabilities:
Trading account liabilities, Trading derivative liabilities		9,637		11,972
Fair Value, Measurements, Recurring [Member] | Foreign Exchange Contracts [Member]
Assets:
Trading account assets, Trading derivative assets		4,300,664		4,695,906
Liabilities:
Trading account liabilities, Trading derivative liabilities		4,083,603		4,334,551
Fair Value, Measurements, Recurring [Member] | Foreign Exchange Contracts [Member] | Level 1 [Member]
Assets:
Trading account assets, Trading derivative assets		9,661		13,148
Liabilities:
Trading account liabilities, Trading derivative liabilities		5,219		6,210
Fair Value, Measurements, Recurring [Member] | Foreign Exchange Contracts [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading derivative assets		4,270,548		4,678,409
Liabilities:
Trading account liabilities, Trading derivative liabilities		4,072,787		4,325,227
Fair Value, Measurements, Recurring [Member] | Foreign Exchange Contracts [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading derivative assets		20,455		4,349
Liabilities:
Trading account liabilities, Trading derivative liabilities		5,597		3,114
Fair Value, Measurements, Recurring [Member] | Equity Contracts [Member]
Assets:
Trading account assets, Trading derivative assets		188,406		183,490
Liabilities:
Trading account liabilities, Trading derivative liabilities		182,015		212,362
Fair Value, Measurements, Recurring [Member] | Equity Contracts [Member] | Level 1 [Member]
Assets:
Trading account assets, Trading derivative assets		75,545		69,974
Liabilities:
Trading account liabilities, Trading derivative liabilities		84,514		95,422
Fair Value, Measurements, Recurring [Member] | Equity Contracts [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading derivative assets		88,154		67,179
Liabilities:
Trading account liabilities, Trading derivative liabilities		66,482		62,688
Fair Value, Measurements, Recurring [Member] | Equity Contracts [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading derivative assets		24,707		46,337
Liabilities:
Trading account liabilities, Trading derivative liabilities		31,019		54,252
Fair Value, Measurements, Recurring [Member] | Commodity Contracts [Member]
Assets:
Trading account assets, Trading derivative assets		36,645		76,983
Liabilities:
Trading account liabilities, Trading derivative liabilities		32,175		71,433
Fair Value, Measurements, Recurring [Member] | Commodity Contracts [Member] | Level 1 [Member]
Assets:
Trading account assets, Trading derivative assets		160
Liabilities:
Trading account liabilities, Trading derivative liabilities		70
Fair Value, Measurements, Recurring [Member] | Commodity Contracts [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading derivative assets		18,740		61,196
Liabilities:
Trading account liabilities, Trading derivative liabilities		14,730		55,301
Fair Value, Measurements, Recurring [Member] | Commodity Contracts [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading derivative assets		17,745		15,787
Liabilities:
Trading account liabilities, Trading derivative liabilities		17,375		16,132
Fair Value, Measurements, Recurring [Member] | Credit Derivatives [Member]
Assets:
Trading account assets, Trading derivative assets		67,368		61,350
Liabilities:
Trading account liabilities, Trading derivative liabilities		58,041		53,594
Fair Value, Measurements, Recurring [Member] | Credit Derivatives [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading derivative assets		67,363		61,095
Liabilities:
Trading account liabilities, Trading derivative liabilities		57,814		53,405
Fair Value, Measurements, Recurring [Member] | Credit Derivatives [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading derivative assets		5		255
Liabilities:
Trading account liabilities, Trading derivative liabilities		227		189
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Japanese National Government and Japanese Government Agency Bonds [Member]
Assets:
Trading account assets, Trading securities		2,184,380		1,569,458
Investment securities, Available-for-sale securities		25,826,288		29,127,841
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Japanese National Government and Japanese Government Agency Bonds [Member] | Level 1 [Member]
Assets:
Trading account assets, Trading securities		1,794,233		1,292,815
Investment securities, Available-for-sale securities		23,053,677		26,241,677
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Japanese National Government and Japanese Government Agency Bonds [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities		390,147		276,643
Investment securities, Available-for-sale securities		2,772,611		2,886,164
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Japanese Prefectural and Municipal Bonds [Member]
Assets:
Trading account assets, Trading securities		136,226		132,934
Investment securities, Available-for-sale securities		1,015,489		454,998
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Japanese Prefectural and Municipal Bonds [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities		136,226		130,467
Investment securities, Available-for-sale securities		1,015,489		454,998
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Japanese Prefectural and Municipal Bonds [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading securities				2,467
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Foreign Governments and Official Institutions Bonds [Member]
Assets:
Trading account assets, Trading securities		8,232,721		18,098,882
Investment securities, Available-for-sale securities		2,149,929		2,074,068
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Foreign Governments and Official Institutions Bonds [Member] | Level 1 [Member]
Assets:
Trading account assets, Trading securities		7,764,734		16,959,757
Investment securities, Available-for-sale securities		1,360,060		1,247,768
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Foreign Governments and Official Institutions Bonds [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities		466,151		1,081,655
Investment securities, Available-for-sale securities		769,770		805,359
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Foreign Governments and Official Institutions Bonds [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading securities		1,836		57,470
Investment securities, Available-for-sale securities		20,099		20,941
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Corporate Bonds [Member]
Assets:
Trading account assets, Trading securities		3,331,041		3,716,885
Investment securities, Available-for-sale securities		1,141,732		1,023,280
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Corporate Bonds [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities		3,305,520		3,618,649
Investment securities, Available-for-sale securities		1,104,800		999,685
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Corporate Bonds [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading securities		25,521		98,236
Investment securities, Available-for-sale securities		36,932		23,595
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Residential Mortgage-backed Securities [Member]
Assets:
Trading account assets, Trading securities		4,864,237		3,187,111
Investment securities, Available-for-sale securities		1,188,918		886,752
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Residential Mortgage-backed Securities [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities		4,816,323		3,163,571
Investment securities, Available-for-sale securities		1,188,903		886,737
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Residential Mortgage-backed Securities [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading securities		47,914		23,540
Investment securities, Available-for-sale securities		15		15
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Commercial Mortgage-backed Securities [Member]
Assets:
Investment securities, Available-for-sale securities		80,268		190,129
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Commercial Mortgage-backed Securities [Member] | Level 2 [Member]
Assets:
Investment securities, Available-for-sale securities		77,297		186,365
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Commercial Mortgage-backed Securities [Member] | Level 3 [Member]
Assets:
Investment securities, Available-for-sale securities		2,971		3,764
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Asset-backed Securities [Member]
Assets:
Trading account assets, Trading securities		935,316		757,427
Investment securities, Available-for-sale securities		1,378,272		1,666,782
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Asset-backed Securities [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities		280,502		127,180
Investment securities, Available-for-sale securities		1,261,353		1,508,501
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Asset-backed Securities [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading securities		654,814		630,247
Investment securities, Available-for-sale securities		116,919		158,281
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Other Debt Securities [Member]
Assets:
Trading account assets, Trading securities		40,707		42,459
Investment securities, Available-for-sale securities		170,789		182,785
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Other Debt Securities [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities		5,155		6,515
Investment securities, Available-for-sale securities		10,199		14,107
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Other Debt Securities [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading securities		35,552		35,944
Investment securities, Available-for-sale securities		160,590		168,678
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Commercial Paper [Member]
Assets:
Trading account assets, Trading securities		1,084,421		502,417
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Commercial Paper [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities		1,084,421		502,417
Fair Value, Measurements, Recurring [Member] | Equity Securities [Member]
Assets:
Trading account assets, Trading securities	[10]	1,664,732		1,306,116
Fair Value, Measurements, Recurring [Member] | Equity Securities [Member] | Hedge Funds [Member]
Assets:
Investment securities valued at net asset value				481
Unfunded commitments related to equity securities
Fair Value, Measurements, Recurring [Member] | Equity Securities [Member] | Private Equity Funds [Member]
Assets:
Investment securities valued at net asset value		13,150		11,457
Unfunded commitments related to equity securities		27,735		18,027
Fair Value, Measurements, Recurring [Member] | Equity Securities [Member] | Level 1 [Member]
Assets:
Trading account assets, Trading securities	[10]	1,087,761		938,852
Fair Value, Measurements, Recurring [Member] | Equity Securities [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities	[10]	543,115		335,222
Fair Value, Measurements, Recurring [Member] | Equity Securities [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading securities	[10]	33,856		32,042
Fair Value, Measurements, Recurring [Member] | Marketable Equity Securities [Member]
Assets:
Investment securities, Available-for-sale securities		6,138,414		5,619,596
Fair Value, Measurements, Recurring [Member] | Marketable Equity Securities [Member] | Level 1 [Member]
Assets:
Investment securities, Available-for-sale securities		5,800,565		5,347,032
Fair Value, Measurements, Recurring [Member] | Marketable Equity Securities [Member] | Level 2 [Member]
Assets:
Investment securities, Available-for-sale securities		¥ 337,849		¥ 272,564

[1]	For more information about fair value measurement and assumptions used to measure the fair value of derivatives, see Note 32.
[2]	The fair value of derivative instruments is presented on a gross basis even when derivative instruments are subject to master netting agreements. Cash collateral payable and receivable associated with derivative instruments are not added to or netted against the fair value amounts.
[3]	This table does not include contracts with embedded derivatives for which the fair value option has been elected.
[4]	Other debt securities in the table above include ¥160,479 million of private placement debt conduit bonds.
[5]	Other debt securities in the table above include ¥168,678 million of private placement debt conduit bonds.
[6]	Includes securities measured under the fair value option.
[7]	Excludes certain investments valued at net asset value of real estate funds and private equity funds, whose fair values at March 31, 2016 were ¥1,905 million, and ¥1,878 million, respectively, and those at March 31, 2017 were ¥41 million, and ¥119 million, respectively. The amounts of unfunded commitments related to these real estate funds and private equity funds at March 31, 2016 were nil, and ¥104 million, respectively, and those at March 31, 2017 were nil, respectively.
[8]	Mainly comprises securities received as collateral that may be sold or repledged under securities lending transactions, money in trust for segregating cash deposited by customers on security transactions and derivative assets designated as hedging instruments.
[9]	Includes other short-term borrowings, long-term debt, bifurcated embedded derivatives carried at fair value and derivative liabilities designated as hedging instruments.
[10]	Excludes certain investments valued at net asset value of hedge funds and private equity funds, whose fair values at March 31, 2016 were ¥481 million, and ¥11,457 million, respectively, and those at March 31, 2017 were nil, and ¥13,150 million, respectively. The amounts of unfunded commitments related to these hedge funds and private equity funds at March 31, 2016 were nil, and ¥18,027 million, respectively, and those at March 31, 2017 were nil, and ¥27,735 million, respectively.